Consolidated Statements of Financial Position (Parenthetical) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Statement of financial position [abstract]
Amounts owed by related parties current	$ 2,724,238	$ 0
Amounts owed by related party noncurrent	450,000	0
Amount Due To Related Party	$ 141,554,653	$ 85,660,000